Joint Ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash and cash equivalents	$ 1,515,051	$ 509,102	$ 588,530	$ 556,066
Other current financial liabilities	51,305	68,955
Other non-current financial liabilities	2,587,732	1,899,513
Depreciation and amortisation expense	(214,239)	(203,912)	(201,351)
Interest Expense	(84,626)	(82,199)	$ (76,939)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Cash and cash equivalents	0	30
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	(394)
Interest Expense	0	0
Income Tax Benefit (expense)	0	244
SQM Vitas Fzco. [Member]
Statement [Line Items]
Cash and cash equivalents	4,115	4,251
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	(1)
Interest Expense	(1)	(2)
Income Tax Benefit (expense)	0	0
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Cash and cash equivalents	4,132	4,065
Other current financial liabilities	10,416	6,820
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(354)	(257)
Interest Expense	(311)	(326)
Income Tax Benefit (expense)	(1,692)	(197)
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Cash and cash equivalents	380	1,043
Other current financial liabilities	238	227
Other non-current financial liabilities	289	691
SQM Vitas Plantacote B.V [Member]
Statement [Line Items]
Depreciation and amortisation expense	(278)	(355)
Interest Expense	(367)	(656)
Income Tax Benefit (expense)	(1,985)
Joint ventures [member]
Statement [Line Items]
Cash and cash equivalents	13,272	10,809
Other current financial liabilities	19,195	13,573
Other non-current financial liabilities	289	691
Depreciation and amortisation expense	(1,044)	(1,483)
Interest Expense	(1,193)	(1,412)
Income Tax Benefit (expense)	(3,507)	607
Pavoni C Spa [Member]
Statement [Line Items]
Cash and cash equivalents	787	767
Other current financial liabilities	7,561	5,573
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(245)	(263)
Interest Expense	(459)	(410)
Income Tax Benefit (expense)	(173)	(120)
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Cash and cash equivalents	3,858	653
Other current financial liabilities	980	953
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(167)	(213)
Interest Expense	(55)	(18)
Income Tax Benefit (expense)	$ 343	$ 714